UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07

Check here if Amendment [   ]; Amendment Number ______

This Amendment (Check only one.):              [   ] is a restatement
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               Jackson National Asset Management, LLC

Address:                            225 West Wacker Drive
                                    Suite 1200
                                    Chicago, Illinois 60606

Form 13F File Number:      28-06761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark D. Nerud

Title: President

Phone: 312-338-5801

Signature, Place, and Date of Signing:

/s/ Mark D. Nerud                 Chicago, Illinois                   07/02/2007
[Signature]                       [City, State]                       [Date]

[Signature] [City, State] [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER                NAME

28-1983                             AIM Capital Management, Inc.
28-03702                            Credit Suisse Asset Management, LLC
28-1666                             Eagle Asset Management, Inc.
28-00450                            Fidelity Management & Research Company
28-03578                            Franklin Advisers, Inc.
28-5930                             Franklin Advisory Services, LLC
28-06154                            Franklin Mutual Advisers, LLC
28-869                              Fred Alger Management, Inc.
28-10981                            Goldman Sachs Asset Management, L.P.
28-694                              J.P. Morgan Investment Management Inc.
28-61                               Lazard Asset Management LLC
28-1435                             Mellon Capital Management Corporation
28-203                              OppenheimerFunds, Inc.
28-4976                             Pacific Investment Management Company LLC
28-03586                            PPM America, Inc.
28-90                               Putnam Investment Management, LLC
28-12282                            Pyramis Global Advisors, LLC
28-05454                            Templeton Global Advisors Limited
28-115                              T. Rowe Price Associates, Inc.
28-04557                            Wellington Management Company, LLP
28-10245                            Western Asset Management Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.